SUPPLEMENTARY DISCLOSURES	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplementary Disclosures [Abstract]
SUPPLEMENTARY DISCLOSURES

20.	SUPPLEMENTARY DISCLOSURES
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
Pengrowth’s Consolidated Statements of Income (Loss) are prepared primarily by the nature of expense, with the exception of employee compensation costs which are included in both operating and general and administrative expense line items.
The following table details the amount of total employee compensation costs (including share based compensation expense) included in the operating and general and administrative expense line items in the Consolidated Statements of Income (Loss).

	Year ended December 31
	2018	2017
Operating	$12.3	$30.1
General and administrative	20.0	35.5
Total employee compensation costs	$32.3	$65.6

KEY MANAGEMENT PERSONNEL
Pengrowth has determined that the key management personnel of the Corporation are its officers and directors. In addition to the officers’ salaries and directors’ fees, the Corporation also provides other compensation to both groups including long term equity based incentives.
The following table provides information on compensation expense related to officers and directors. During 2018, Pengrowth had 7 non-executive directors and 7 officers (2017 - 6 non-executive directors and 7 officers). Pengrowth had 6 non-executive directors and 4 officers at the end of 2018.

Year ended December 31, 2018	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.5	$—	$0.1	$—	$0.6
Officers	2.0	3.7	2.9	2.4	11.0
	$2.5	$3.7	$3.0	$2.4	$11.6

Year ended December 31, 2017	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.6	$—	($0.6)	$—	$—
Officers	2.2	2.7	1.9	—	6.8
	$2.8	$2.7	$1.3	$—	$6.8